Provisions for Impairment of Financial Assets	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Provisions for Impairment of Financial Assets

Note 29 - Provisions for Impairment of Financial Assets

The movement registered in income for the year related to allowances and impairment due to credit risk, for the year ended December 31, 2020 and 2019, is summarized as follows:

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2020	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(10)	(541,857)	(27,516)	(223,664)	(250)	(86)	(16,366)	(809,749)
Income for provisions released	218	173,955	9,667	86,312	1,649	9	10,861	282,671
Recovery of loans previously charged-off	—	25,511	2,558	32,779			—	60,848
Net charge to income	208	(342,391)	(15,291)	(104,573)	1,399	(77)	(5,505)	(466,230)

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2019	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(507)	(423,043)	(35,031)	(279,002)	(2,223)	(9)	(25,577)	(765,392)
Income for provisions released	765	178,243	9,102	89,247	19	—	46,673	324,049
Recovery of loans previously charged-off	—	22,213	2,791	33,661	—	—	—	58,665
Net charge to income	258	(222,587)	(23,138)	(156,094)	(2,204)	(9)	21,096	(382,678)

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2018	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(344)	(634,886)	(78,185)	(562,620)	(25)	—	(14,511)	(1,290,571)	(*)
Income for provisions released	131	474,192	78,873	380,294	411	50	28,354	962,305	(*)
Recovery of loans previously charged-off	—	19,921	2,588	25,959	—	—	—	48,468
Net charge to income	(213)	(140,773)	3,276	(156,367)	386	50	13,843	(279,798)

(*)The amounts in the Consolidated Statements of Cash Flows for the year are as follows:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Charge to income for provisions established	809,749	765,392	1,290,571
Credit to income for provisions used	(282,671)	(324,049)	(962,305)
	527,078	441,343	328,266

Note 29 - Provisions for Impairment of Financial Assets, continued

The detail by type of loans, analyzed collectively and individually, which were constituted and released by way of provision, is as follows:

		As of December 31, 2020
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(541,857)	173,955	(367,902)
Mortgage		(27,516)	9,667	(17,849)
Consumer		(223,664)	86,312	(137,352)
Subtotals	10	(793,037)	269,934	(523,103)
Interbank loans, net	9	(10)	218	208
Totals		(793,047)	270,152	(522,895)

		As of December 31, 2019
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(423,043)	178,243	(244,800)
Mortgage		(35,031)	9,102	(25,929)
Consumer		(279,002)	89,247	(189,755)
Subtotals	10	(737,076)	276,592	(460,484)
Interbank loans, net	9	(507)	765	258
Totals		(737,583)	277,357	(460,226)

		As of December 31, 2018
		Provisions established
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(634,886)	474,192	(160,694)
Mortgage		(78,185)	78,873	688
Consumer		(562,620)	380,294	(182,326)
Subtotals	10	(1,275,691)	933,359	(342,332)
Interbank loans, net	9	(344)	131	(213)
Totals		(1,276,035)	933,490	(342,545)